Inventories (Tables)	9 Months Ended
Sep. 23, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories consist of the following:

	At December 31,
	2011	2010
	(In thousands)
Raw materials	$242	$380
Finished goods	60,214	51,489
Total inventories	$60,456	$51,869
Inventories consist of the following:

	September 23, 2012	December 31, 2011
	(In thousands)
Raw materials	$293	$242
Finished goods	79,042	60,214
Total inventories	$79,335	$60,456